Other financial and non-financial assets	12 Months Ended
Dec. 31, 2024
Other Financial And Non Financial Assets [Line Items]
Other Financial And Non Financial Assets Explanatory [textblock]
Note 14

Other assets
a) Other financial assets measured at amortized cost

USD m 31.12.24 31.12.23
Debt securities 41,583 43,245
Loans to financial advisors 2,723 2,615
Fee- and commission-related receivables 2,231 1,883
Finance lease receivables 5,934 1,427
Settlement and clearing accounts

430 311
Accrued interest income 2,196 2,004
Other
1
4,182 2,849
Total other financial assets measured at amortized cost 59,279 54,334
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.
Effective 1 April

2022, UBS reclassified

a portfolio of

HQLA financial assets

from
Financial assets

measured at fair

value
through other comprehensive income

with a fair value of USD
6.9 bn (the Portfolio) to Other financial assets measured at amortized cost
.
The Portfolio’s cumulative fair value losses of USD 449 m pre-tax and USD 333 m post-tax, previously recognized in Other comprehensive income,

were removed

from equity

and adjusted

against the

value of

the assets

on the

reclassification
date, so

that the

Portfolio was

measured as

if the

assets had

always been

classified at

amortized cost,

with a

value of
USD 7.4
bn as

on 1

April 2022.

The reclassification

has had

no effect

on the

income statement. At

the time,

the accounting
reclassification

arose

as

a

direct

result

of

the

planned

transformation

of

UBS’s

Global

Wealth

Management

Americas
business, involving significant growth

and extension of

the business, generating substantial

cash balances, with

a number
of new saving and deposit products being launched that are longer in duration. Additional lending, and a broader range of customer

segments were

targeted. As

a consequence,

the Portfolio

is no

longer held

in a

business model

to collect
the contractual

cash flows

and sell

the assets

but

is instead

solely held

to collect

the contractual

cash flows

until the
assets mature, requiring a reclassification of the Portfolio in line with IFRS 9 with effect from 1 April 2022.
b) Other non-financial assets

USD m 31.12.24 31.12.23
Precious metals and other physical commodities

7,341 4,426
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
1,946 1,379
Prepaid expenses 1,194 1,062
Current tax assets 1,504 184
VAT,

withholding tax and other tax receivables
1,129 561
Properties and other non-current assets held for sale 195 105
Assets of disposal groups held for sale
2
1,823
Other

2,149 660
Total other non-financial assets 17,282 8,377
1 Refer to Note 18 for more information.

2 Refer to Note 29 for more information about the agreement to sell Select Portfolio

Servicing.